Expense Example - Prospectus #3	Eaton Vance Floating-Rate Advantage Fund Advisers Class 1 Year	Eaton Vance Floating-Rate Advantage Fund Advisers Class 3 Years	Eaton Vance Floating-Rate Advantage Fund Advisers Class 5 Years	Eaton Vance Floating-Rate Advantage Fund Advisers Class 10 Years	Eaton Vance Floating-Rate Advantage Fund Class A 1 Year	Eaton Vance Floating-Rate Advantage Fund Class A 3 Years	Eaton Vance Floating-Rate Advantage Fund Class A 5 Years	Eaton Vance Floating-Rate Advantage Fund Class A 10 Years	Eaton Vance Floating-Rate Advantage Fund Class C 1 Year	Eaton Vance Floating-Rate Advantage Fund Class C 3 Years	Eaton Vance Floating-Rate Advantage Fund Class C 5 Years	Eaton Vance Floating-Rate Advantage Fund Class C 10 Years	Eaton Vance Floating-Rate Advantage Fund Class I 1 Year	Eaton Vance Floating-Rate Advantage Fund Class I 3 Years	Eaton Vance Floating-Rate Advantage Fund Class I 5 Years	Eaton Vance Floating-Rate Advantage Fund Class I 10 Years	Eaton Vance Floating-Rate Advantage Fund Class R6 1 Year	Eaton Vance Floating-Rate Advantage Fund Class R6 3 Years	Eaton Vance Floating-Rate Advantage Fund Class R6 5 Years	Eaton Vance Floating-Rate Advantage Fund Class R6 10 Years	Eaton Vance Floating-Rate Fund Advisers Class 1 Year	Eaton Vance Floating-Rate Fund Advisers Class 3 Years	Eaton Vance Floating-Rate Fund Advisers Class 5 Years	Eaton Vance Floating-Rate Fund Advisers Class 10 Years	Eaton Vance Floating-Rate Fund Class A 1 Year	Eaton Vance Floating-Rate Fund Class A 3 Years	Eaton Vance Floating-Rate Fund Class A 5 Years	Eaton Vance Floating-Rate Fund Class A 10 Years	Eaton Vance Floating-Rate Fund Class C 1 Year	Eaton Vance Floating-Rate Fund Class C 3 Years	Eaton Vance Floating-Rate Fund Class C 5 Years	Eaton Vance Floating-Rate Fund Class C 10 Years	Eaton Vance Floating-Rate Fund Class I 1 Year	Eaton Vance Floating-Rate Fund Class I 3 Years	Eaton Vance Floating-Rate Fund Class I 5 Years	Eaton Vance Floating-Rate Fund Class I 10 Years	Eaton Vance Floating-Rate Fund Class R6 1 Year	Eaton Vance Floating-Rate Fund Class R6 3 Years	Eaton Vance Floating-Rate Fund Class R6 5 Years	Eaton Vance Floating-Rate Fund Class R6 10 Years	Eaton Vance Floating-Rate & High Income Fund Advisers Class 1 Year	Eaton Vance Floating-Rate & High Income Fund Advisers Class 3 Years	Eaton Vance Floating-Rate & High Income Fund Advisers Class 5 Years	Eaton Vance Floating-Rate & High Income Fund Advisers Class 10 Years	Eaton Vance Floating-Rate & High Income Fund Class A 1 Year	Eaton Vance Floating-Rate & High Income Fund Class A 3 Years	Eaton Vance Floating-Rate & High Income Fund Class A 5 Years	Eaton Vance Floating-Rate & High Income Fund Class A 10 Years	Eaton Vance Floating-Rate & High Income Fund Class C 1 Year	Eaton Vance Floating-Rate & High Income Fund Class C 3 Years	Eaton Vance Floating-Rate & High Income Fund Class C 5 Years	Eaton Vance Floating-Rate & High Income Fund Class C 10 Years	Eaton Vance Floating-Rate & High Income Fund Class I 1 Year	Eaton Vance Floating-Rate & High Income Fund Class I 3 Years	Eaton Vance Floating-Rate & High Income Fund Class I 5 Years	Eaton Vance Floating-Rate & High Income Fund Class I 10 Years	Eaton Vance Floating-Rate & High Income Fund Class R6 1 Year	Eaton Vance Floating-Rate & High Income Fund Class R6 3 Years	Eaton Vance Floating-Rate & High Income Fund Class R6 5 Years	Eaton Vance Floating-Rate & High Income Fund Class R6 10 Years
USD ($)	240	739	1,265	2,706	557	1,040	1,549	2,943	390	889	1,513	3,077	215	664	1,139	2,452	209	646	1,108	2,390	104	325	563	1,248	426	639	870	1,532	280	557	959	1,886	79	246	428	954	74	230	401	894	104	325	563	1,248	426	639	870	1,532	280	557	959	1,886	79	246	428	954	73	227	395	883